SEGMENTED INFORMATION (Schedule of Sales by Metal) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Silver (Ag)	$ 82,354	$ 89,556
Gold (Au)	3,232	3,344
Lead (Pb)	62,251	56,852
Zinc (Zn)	21,462	13,241
Other	740	478
Sales	170,039	163,471
Henan Luoning [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	75,891	83,606
Gold (Au)	3,232	3,344
Lead (Pb)	55,488	51,479
Zinc (Zn)	7,000	4,332
Other	502
Sales	142,113	142,761
Guangdong [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	6,463	5,950
Gold (Au)
Lead (Pb)	6,763	5,373
Zinc (Zn)	14,462	8,909
Other	238	478
Sales	$ 27,926	$ 20,710